CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	¥ (22,401,709)	$ (3,069,021)	¥ (20,719,753)	¥ (14,437,104)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	5,875,499	804,940	3,377,977	2,852,315
Expected credit loss expense/(reversal)	(3,761)	(515)	(26,315)	48,707
Inventory write-downs	123,345	16,898	65,362	148,729
Impairment on long-term assets	55,331	7,580	0	35,011
Foreign exchange loss/(gain)	212,046	29,050	(55,458)	282,888
Share-based compensation expenses	1,928,512	264,205	2,369,041	2,295,896
Investment (income)/loss	438,048	60,012	(969,134)	(174,854)
(Gain)/Loss on extinguishment of debt	4,480	614	(170,193)	(138,332)
Share of (income)/loss of equity investees	503,193	68,937	(64,394)	(377,775)
Amortization of right-of-use assets	1,825,182	250,049	1,529,464	1,141,740
Loss/(gain) on disposal of property, plant and equipment	63,615	8,715	(4,473)	12,807
Deferred income tax expense/(benefit)	(84,880)	(11,629)	200,892	192,990
Changes in operating assets and liabilities:
Prepayments and other current assets	940,166	128,802	279,387	(1,239,921)
Inventory	(1,785,940)	(244,673)	2,895,477	(6,257,514)
Other non-current assets	1,385,067	189,753	2,600,019	(1,849,518)
Amounts due from related parties	(5,980,929)	(819,384)	(329,704)	167,692
Operating lease liabilities	(1,793,806)	(245,750)	(1,255,825)	(1,016,571)
Taxes payable	53,323	7,305	61,014	(341,592)
Trade and notes receivable	2,985,794	409,052	453,382	(2,303,364)
Trade and notes payable	4,717,183	646,251	4,870,777	11,650,850
Accruals and other liabilities	1,255,705	172,031	1,827,860	4,119,375
Amounts due to related parties, current	(152,262)	(20,860)	177,264	(299,339)
Amounts due to related parties, non-current	329,492	45,140
Other non-current liabilities	1,658,138	227,164	1,505,787	1,620,876
Net cash used in operating activities	(7,800,000)	(1,075,334)	(1,381,546)	(3,866,008)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment, land use rights and intangible assets	(9,142,293)	(1,252,489)	(14,340,771)	(6,972,854)
Proceeds from disposal of property, plant and equipment	231,519	31,718	73,064	3,622
Purchase of short-term investments	(45,957,615)	(6,296,167)	(43,899,109)	(87,631,686)
Proceeds from maturities of short-term investments	50,413,873	6,906,672	47,753,555	106,658,218
Purchase of available-for-sale debt investment	(52,842)	(7,239)		(120,000)
Proceeds from disposal of available-for-sale debt investment				270,000
Acquisitions of equity investees	(392,442)	(53,764)	(421,729)	(279,043)
Proceeds from disposal of equity investees				286,760
Withdrawal of long-term investment			10,750
Purchase of held to maturity debt investments	(17,687)	(2,423)	(35,000)	(1,830,000)
Purchase of retained asset-backed securities	(124,000)	(16,988)	(43,000)
Proceeds from maturities of retained asset-backed securities	82,994	11,370	16,865
Net cash provided by /(used in) investing activities	(4,958,493)	(679,310)	(10,885,375)	10,385,017
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of stock options	111,347	15,254	86,820	78,726
Capital withdrawal by non-controlling interests	(343)	(47)	(250)	(3,250)
Distributions to non-controlling interests				(32,629)
Capital injection from redeemable non-controlling interests	3,295,465	451,477
Proceeds from issuance of convertible senior notes			8,120,765
Repurchase of convertible senior notes	(3,302,213)	(452,401)	(3,387,648)	(1,202,365)
Proceeds from borrowings from third parties	9,218,865	1,262,979	8,014,434	6,918,564
Repayments of borrowings from third parties	(7,512,784)	(1,029,247)	(6,096,018)	(7,347,941)
Principal payments on finance leases	(37,854)	(5,186)	(37,511)	(27,489)
Proceeds from issuance of ordinary shares, net of issuance costs			20,962,289
Net cash (used in)/provided by financing activities	1,772,483	242,829	27,662,881	(1,616,384)
Effects of exchange rate changes on cash, cash equivalents and restricted cash	161,039	22,064	70,254	(121,896)
NET INCREASE/(DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(10,874,139)	(1,489,751)	15,466,214	4,780,729
Cash, cash equivalents and restricted cash at beginning of the year	38,621,507	5,291,125	23,155,293	18,374,564
Cash, cash equivalents and restricted cash at end of the year	27,747,368	3,801,374	38,621,507	23,155,293
NON-CASH INVESTING AND FINANCING ACTIVITIES
Accruals related to purchase of property, plant and equipment	3,872,477	530,527	4,445,749	4,172,758
Conversion of convertible senior notes to ordinary shares				217,922
Exchange of convertible senior notes to ordinary shares with cancellation of the same amount of treasury shares (Note 12 (iii))	902,829	123,687
Accretion on redeemable non-controlling interests to redemption value	347,516	47,609	303,163	279,355
Settlement of capped call options and zero strike call options (Note 12 (iii))	709,490	97,200
Supplemental Disclosure
Interest paid	641,903	87,940	285,479	274,347
Income taxes paid	¥ 65,363	$ 8,955	¥ 35,975	¥ 77,187